Acquisitions	6 Months Ended
Jun. 30, 2020
Business Combinations1 [Abstract]
Acquisitions	Acquisitions
Toppfrys AB
Effective March 30, 2020, the Company acquired the remaining 19% stake of the share capital of Toppfrys AB, increasing the Company's ownership to 100%. The Company paid €1.0 million for the equity share acquired and will no longer recognize any non-controlling interest from this date.
Indemnification assets

€m
Balance at January 1, 2020	35.4
Release of indemnification asset	(17.8)
Balance at June 30, 2020	17.6
As at June 30, 2020, €12.0 million (December 31, 2019: €29.8 million) of the indemnification assets relate to the acquisition of the Findus Group, which is backed primarily by 618,099 shares that are held in escrow and are valued at $21.45 (€19.11) (December 31, 2019: 1,583,627 shares valued at $22.37 (€19.96)) each. The shares placed in escrow are being released in stages over a four-year period which began in January 2019 and has continued on each anniversary thereafter. In January 2020, 965,528 shares were released from escrow. As a consequence, the indemnification asset was reduced by a value of €17.8 million in January 2020. The corresponding charge has been recognized within exceptional items in Note 6.
The indemnification asset of €5.6 million (December 31, 2019: €5.6 million) recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition.
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2020	2019	2020	2019
	Note	€m	€m	€m	€m
Profit for the period		62.6	46.2	110.0	68.5
Taxation		16.4	12.6	33.8	30.2
Net financing costs	7	16.5	15.3	28.5	30.1
Depreciation & amortization		16.9	16.7	34.7	33.3
EBITDA		112.4	90.8	207.0	162.1
Exceptional items	6	4.2	1.6	24.8	48.2
Other add-backs		2.2	5.8	6.9	10.0
Adjusted EBITDA		118.8	98.2	238.7	220.3

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €2.0 million for the three months ended June 30, 2020 (2019: €5.5 million) and €5.9 million for the six months ended June 30, 2020 (2019: €9.7 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €0.2 million for the three months ended June 30, 2020 (2019: €0.3 million) and €1.0 million for the six months ended June 30, 2020 (2019: €0.3 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
	€m	€m	€m	€m
United Kingdom	179.0	170.3	381.4	349.8
Italy	96.9	85.4	222.7	199.9
Germany	87.9	75.0	199.1	162.2
Sweden	35.3	39.6	79.8	89.1
France	50.6	41.3	102.7	84.3
Norway	22.4	27.6	53.4	59.0
Austria	30.4	24.2	65.2	54.8
Spain	20.2	19.9	43.9	39.4
Rest of Europe	76.3	54.5	133.7	117.1
Total external revenue by geography	599.0	537.8	1,281.9	1,155.6

Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2020	2019	2020	2019
	Note	€m	€m	€m	€m
Profit for the period		62.6	46.2	110.0	68.5
Taxation		16.4	12.6	33.8	30.2
Net financing costs	7	16.5	15.3	28.5	30.1
Depreciation & amortization		16.9	16.7	34.7	33.3
EBITDA		112.4	90.8	207.0	162.1
Exceptional items	6	4.2	1.6	24.8	48.2
Other add-backs		2.2	5.8	6.9	10.0
Adjusted EBITDA		118.8	98.2	238.7	220.3

Disclosure of geographical areas [text block]
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
	€m	€m	€m	€m
United Kingdom	179.0	170.3	381.4	349.8
Italy	96.9	85.4	222.7	199.9
Germany	87.9	75.0	199.1	162.2
Sweden	35.3	39.6	79.8	89.1
France	50.6	41.3	102.7	84.3
Norway	22.4	27.6	53.4	59.0
Austria	30.4	24.2	65.2	54.8
Spain	20.2	19.9	43.9	39.4
Rest of Europe	76.3	54.5	133.7	117.1
Total external revenue by geography	599.0	537.8	1,281.9	1,155.6